                    [SUTHERLAND ASBILL & BRENNAN LETTERHEAD]


DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
Internet: dgoldstein@sablaw.com

                                   May 2, 2002



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Provident Mutual Life Insurance Company
                  Provident Mutual Variable Life Separate Account
                  Post-Effective Amendment No. 17 (File No. 33-42133)

Commissioners:

         On behalf of Provident Mutual Life Insurance Company ("PMLIC") and Provident Mutual Variable Life Separate Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the form of the prospectus for the variable life insurance policies offered by PMLIC through the Account that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Securities and Exchange Commission on April 19, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at (202) 383-0606 or Elisabeth Grano at (202) 383-0717.

                                                Sincerely,


                                                /s/David S. Goldstein
                                                David S. Goldstein

Attachment

cc:     James Bernstein, Esq.
        Elisabeth Grano, Esq.
        Kali Banks, Esq.